DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Aug. 31, 2023
2023
DIVIDENDS
Date Declared, Month and Year					2023-08
Dividend declared, per share			$ 0.057
Date of Record			Sep. 15, 2023
Dividend paid			$ 198.5
2024
DIVIDENDS
Date Declared, Month and Year				2024-03
Dividend declared, per share		$ 0.117
Date of Record		Apr. 05, 2024
Dividend paid		$ 398.8
2025
DIVIDENDS
Date Declared, Month and Year	2025-03
Dividend declared, per share	$ 0.12
Date of Record	Apr. 09, 2025
Dividend paid	$ 401.6
ADS | 2023
DIVIDENDS
Dividend declared, per share			$ 0.171
ADS | 2024
DIVIDENDS
Dividend declared, per share		$ 0.351
ADS | 2025
DIVIDENDS
Dividend declared, per share	$ 0.36